AMORTIZING INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets		$ 0.5	$ 0.6
Williston Basin | Contract Intangible Assets and Rights-of-Way Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets	$ 85.2
Permian Basin
Finite-Lived Intangible Assets [Line Items]
Impairment charge for intangible assets				$ 0.5